Preferred stock (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Schedule of Preferred Stock	As of each balance sheet date, preferred stock consisted of the following ($ in millions, except for share amounts):

As of December 31, 2020 and 2019, after recapitalization
	Preferred Stock Authorized (1)	Preferred Stock Issued and Outstanding (1)	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion (1)
Series A Preferred stock	10,907,993	10,907,993	$5.5	$5.5	10,907,993
Series A-1 Preferred stock	14,888,608	14,888,608	7.4	30.0	14,888,608
Series B Preferred stock	21,381,446	21,381,446	35.0	35.0	21,381,446
Series C Preferred stock	39,431,582	39,431,582	160.2	160.2	39,431,582
Series D Preferred stock	68,777,396	52,834,717	239.6	239.6	52,834,717
	155,387,025	139,444,346	447.7	470.3	139,444,346
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(1)Amounts in the above table have been adjusted to reflect the exchange of Legacy Clover’s common stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the application of reverse capitalization. See Note 3 (Reverse Capitalization) for details.